Average Annual Total Returns - PRUDENTIAL DAY ONE INCOME FUND		Sep. 29, 2020	Sep. 28, 2020
Prudential Day One Income Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			13.46%
Since Inception	[1]		6.14%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			13.33%
Since Inception	[1]		6.33%
Class R1
Average Annual Return:
1 Year		12.92%
Since Inception		5.19%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		13.14%
Since Inception		5.42%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		13.31%
Since Inception		5.60%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		13.45%
Since Inception		5.72%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		13.57%
Since Inception		5.80%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		13.63%
Since Inception		5.98%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year			11.97%
Since Inception			4.76%
Inception Date			Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			8.39%
Since Inception			4.19%
Inception Date			Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.